Shareholder Report, Line Graph (Details) 193440_FIS Bright Portfolios Focused Equity ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Jun. 30, 2025	Dec. 20, 2024	May 31, 2026
FIS Bright Portfolios Focused Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name			FIS Bright Portfolios Focused Equity ETF NAV
Accumulated Value	$ 10,994	$ 10,000	$ 14,450
MSCI USA Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA Net Total Return USD Index
Accumulated Value	$ 10,635	$ 10,000	$ 13,038